Scott C. Durocher
Assistant Vice President and Senior Counsel
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut  06103-1106
Telephone: (860) 466-1222
Scott.Durocher@LFG.com

March 3, 2020                                                                                                                                                                          VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-0506

Lincoln Life Flexible Premium Variable Life Account D: File No. 033-00417; 811-04592
Lincoln Life Flexible Premium Variable Life Account F: File No. 033-14692, 333-40745; 811-05164
Lincoln Life Flexible Premium Variable Life Account G: File No. 033-22740; 811-05585
Lincoln Life Flexible Premium Variable Life Account J: File No. 033-76434; 811-08410
Lincoln Life Flexible Premium Variable Life Account K: File No. 033-76432; 811-08412
Lincoln Life Flexible Premium Variable Life Account M: File No. 333-82663, 333-84360, 333-42479, 333-54338,
333-84370, 333-63940, 333-111137, 333-111128, 333-118478, 333-118477, 333-145090, 333-139960,
333-146507, 333-181796; 333-191329; 333-192303; 333-200100, 333-229292, 333-229198; 811-08557
Lincoln Life Flexible Premium Variable Life Account R: File No. 333-43107, 333-33782, 333-90432, 333-115882,
333-125792, 333-125991, 333-145235, 333-145239, 333-188891; 333-207968, 333-232013; 811-08579
Lincoln Life Flexible Premium Variable Life Account S: File No. 333-72875, 333-104719, 333-125790, 333-230052; 811-09241
Lincoln Life Flexible Premium Variable Life Account Y: File No. 333-81884, 333-81882, 333-90438, 333-118482,
333-118481, 333-115883, 333-156123; 811-21028

Lincoln Life & Annuity Flexible Premium Variable Life Account M: File No. 333-141782, 333-141788, 333-141789,
333-141785, 333-141790, 333-141779, 333-141767, 333-141771, 333-141775, 333-148917, 333-155333,
333-170383; 333-203099; 811-08559
LLANY Separate Account R for Flexible Premium Variable Life: File No. 333-141780, 333-141784, 333-141786,
333-141768, 333-141772, 333-141776; 333-149053; 811-08651
LLANY Separate Account S for Flexible Premium Variable Life: File No. 333-141777, 333-141773, 333-141769;
811-09257
Lincoln Life & Annuity Flexible Premium Variable Life Account Y: File No. 333-141781, 333-141783, 333-141787,
333-141770, 333-141774, 333-141778, 333-159954; 811-21029

Lincoln Life Flexible Premium Variable Life Account JF-A: File No. 333-144268, 333-144269, 333-144271, 333-144272, 333-144273, 333-144274, 333-144275; 811-04160
Lincoln Life Flexible Premium Variable Life Account JF-C: File No. 333-144270, 333-144264; 811-08230
Lincoln Life & Annuity Flexible Variable Life Account JA-B: 033-77496; 811-08470

CG Variable Life Insurance Separate Account I: File No. 033-84426; 811-08780
CG Variable Life Insurance Separate Account II: File No. 033-89238; 811-08970
CIGNA Variable Annuity Separate Account I:  033-90984; 811-09014
CG Variable Annuity Separate Account II:  033-83020; 811-08714
Variable Life B of Voya Retirement Insurance and Annuity Company: File No. 033-75248, 033-76004, 033-76018,
033-64277, 333-27337; 811-04536

Lincoln National Variable Annuity Fund A: File No. 002-26342, 002-25618; 811-01434
Lincoln National Variable Annuity Account C: 033-25990, 333-50817, 333-68842, 333-112927; 333-179107; 811-03214
Lincoln National Variable Annuity Account E: 033-26032; 811-04882
Lincoln National Variable Annuity Account H: 033-27783, 333-18419, 333-35780, 333-35784, 333-61592,
333-63505, 333-135219; 333-170695, 333-175888, 333-181615, 333-212681, 333-233762, 333-233764;
811-05721
Lincoln National Variable Annuity Account L: 333-04999, 333-187069, 333-187070, 333-187071, 333-187072; 333-198911; 333-198912; 333-198913; 333-198914; 811-07645
Lincoln Life Variable Annuity Account N: 333-40937, 333-36316, 333-36304, 333-61554, 333-135039,
333-138190, 333-149434; 333-170529; 333-170897; 333-172328; 333-174367; 333-181612; 333-186894; 333-193272; 333-193273; 333-193274, 333-212680, 333-212682, 333-214143, 333-214144, 333-214235; 333-222786; 811-08517
Lincoln Life Variable Annuity Account Q: 333-43373; 811-08569
Lincoln Life Variable Annuity Account T: 333-32402, 333-73532; 811-09855
Lincoln Life Variable Annuity Account W: 333-52572, 333-52568, 333-64208; 811-10231
Lincoln Life Variable Annuity Account JL-A: File No. 333-141888; 811-02188
Lincoln Life Variable Annuity Account JF-I: File No. 333-144276, 333-144277; 811-09779
Lincoln Life Variable Annuity Account JF-II: File No. 333-144278; 811-08374

Lincoln Life & Annuity Variable Annuity Account H: 333-141756, 333-141758, 333-141761, 333-141754,
333-141763, 333-141766, 333-171097; 333-176216; 333-181617; 333-214112, 333-234169, 333-234170; 811-08441
Lincoln Life & Annuity Variable Annuity Account L: 333-141755; 811-07785
Lincoln New York Account N for Variable Annuities: 333-141752, 333-141757, 333-141759, 333-141760,
333-141762, 333-145531, 333-149449; 333-171096; 333-175691; 333-176213; 333-181616; 333-186895; 333-193276; 333-193277; 333-214111, 333-214113, 333-214256; 811-09763
First UNUM America Group VA I, VA II, VA III: 033-43763, 033-45845, 033-45850; 811-06455
UNUM America Group VA I, VA II, VA III: 033-47786, 033-45846, 033-45851; 811-05803

Commissioners: As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), the above-referenced Separate Accounts, unit investment trusts, registered under the Act, mailed to contract owners a report containing financial statements and other applicable information (“Annual Report”) for the period ending December 31, 2019; for each of the management investment companies (the “Underlying Funds”) issuing securities held by the Account.  We understand that the Underlying Funds have filed or will file their Annual Reports with the Commission under separate cover.  If you have questions or comments, please contact me at (860) 466-1222.

Very truly yours,

/s/ Scott C. Durocher

Scott C. Durocher
Assistant Vice President and Senior Counsel